UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 800 Scudders
Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-
9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 – 05/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Summit Cash Reserves Fund Of BlackRock Financial Institutions Series Trust ANNUAL REPORT | MAY 31, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

A Letter to Shareholders

Dear Shareholder

For much of the reporting period, investors grappled with the repercussions of the credit crisis that surfaced last summer,

and with the effects of a weakening economy and surging energy and food prices. These factors were offset by the posi-

tive impact from robust export activity, strength in the non-financial corporate sector and monetary and fiscal stimuli.

Amid the market turbulence, the Federal Reserve Board (the “Fed”) initiated a series of moves to restore liquidity and bolster financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Also of significance were its other policy decisions,

which included extending use of the discount window to broker-dealers and investment banks and backstopping the rescue of ill-fated Bear Stearns. Notably, on April 30, the Fed dropped previous references to downside growth risks and added more emphasis on inflationary pressures, indicating the central bankers have likely concluded the current cycle of monetary easing.

Nevertheless, the Fed’s response to the financial crisis helped to ease credit turmoil and investor anxiety. Since hitting a low point on March 17, following the collapse of Bear Stearns, stocks appreciated 10% (through May 30). Most international markets, which had outperformed U.S. stocks for some time, saw a reversal in that trend, as the troubled credit situation and downward pressures on growth fanned recession fears.

In fixed income markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-to–

quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to a low of 3.34% in March 2008 before rising to 4.06% by May 31 as investors grew more risk tolerant and shifted out of Treasury issues in favor of stocks and other high-quality fixed income sectors. Tax-exempt issues underperformed throughout most of the reporting period, pressured by problems among municipal bond insurers and the freeze in the market for auction rate securities. However, the final two months saw a firmer tone in the municipal market, as investors took advantage of unusually high yields.

On the whole, results for the major benchmark indexes generally reflected heightened investor risk aversion:

Total Returns as of May 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(4.47%)	(6.70%)

Small cap U.S. equities (Russell 2000 Index)	(1.87)	(10.53)

International equities (MSCI Europe, Australasia, Far East Index)	(5.21)	(2.53)

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.49	6.89

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	1.44	3.87

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	1.81	(1.08)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-
sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of
$1,000 invested on December 1, 2007 and held through May 31, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothet-
ical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	December 1, 2007	May 31, 2008	During the Period*	December 1, 2007	May 31, 2008	During the Period*

Investor A	$1,000	$1,016.00	$4.26	$1,000	$1,020.67	$4.27
Investor B	$1,000	$1,012.20	$8.05	$1,000	$1,016.89	$8.07

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.85% for Investor A and 1.61% for Investor B), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

Portfolio Summary as a Percent of Net Assets*

	5/31/08	5/31/07

Certificates of Deposit	—	6%
Certificates of Deposit — Yankee* .	30%	9
Commercial Paper	57	69
Corporate Notes	6	5
Funding Agreements	—	3
U.S. Government Agency &
Instrumentality Obligations	7	8

Total	100%	100%

* U.S. branches of foreign banks.

Current Seven-Day Yields

As of May 31, 2008

Investor A	2.07%
Investor B	1.35%

4 BLACKROCK SUMMIT CASH RESERVES FUND MAY 31, 2008

Schedule of Investments May 31, 2008 (Percentages shown are based on Net Assets)

	Interest	Maturity	Par
Issue	Rate	Date	(000)	Value

Certificates of Deposit — Yankee — 30.0%
Banco Bilbao Vizcaya	2.565%	6/25/2008 $ 500		$ 500,000
Argentaria SA, NY	3.00	10/24/2008	1,320	1,320,000

Bank of Montreal, Chicago	4.87	6/02/2008	250	250,000
	2.834 (a)	11/10/2008	530	530,000

Bank of Scotland Plc, NY	2.68	10/02/2008	385	385,000
	2.797 (a)	10/27/2008	400	400,000
	2.93	11/17/2008	700	700,000

BNP Paribas, NY	4.80	6/05/2008	665	665,000
	4.50	7/03/2008	500	500,000
	2.63	10/02/2008	570	570,000
	2.735	10/16/2008	813	813,000

Barclays Bank Plc, NY	2.60	6/19/2008	1,000	1,000,000
	2.63	8/27/2008	500	500,000

Canadian Imperial Bank of	4.87	6/10/2008	485	485,000
Commerce, NY

Natixis, NY	5.42	7/10/2008	250	250,098
	2.77	8/08/2008	254	254,000

Nordea Bank Finland Plc, NY	4.91	6/23/2008	250	250,001
	2.65	10/15/2008	700	700,000
	4.82	10/17/2008	620	620,023

SanPaolo IMI, NY	2.77	7/03/2008	837	837,000
	3.01	7/21/2008	1,000	1,000,013

Societe Generale, NY	3.00	7/08/2008	1,255	1,255,000
	2.90	7/14/2008	750	750,000
	2.99	7/24/2008	590	590,000
	3.11	10/24/2008	500	500,020

Svenska Handelsbanken AB, NY	2.61	10/01/2008	435	435,000

Toronto-Dominion Bank, NY	4.85	6/06/2008	605	605,000
	4.52	7/07/2008	1,162	1,162,000

UBS AG, Stamford	4.895	6/04/2008	250	250,000
	3.75	6/06/2008	1,000	1,000,000

Total Certificates of Deposit — Yankee				19,076,155

Commercial Paper (c) — 57.0%
ABN AMRO North America	2.79	6/06/2008	1,250	1,249,612
Finance Inc.

APRECO, LLC	2.87	6/05/2008	2,000	1,999,522

Atlantis One Funding Corp.	3.11	6/04/2008	1,000	999,827
	2.70	8/07/2008	868	863,703
	2.66	8/08/2008	1,000	995,049

Bank of America Corp.	3.80	7/11/2008	430	428,230

Cancara Asset Securitization LLC	3.03	6/18/2008	968	966,696

Ciesco, LLC	2.80	6/05/2008	1,000	999,767

Citigroup Funding Inc.	2.79	8/28/2008	1,000	993,258

	Interest	Maturity	Par
Issue	Rate	Date	(000)	Value

Commercial Paper (concluded)
Clipper Receivables Co. LLC	2.85%	6/20/2008 $ 250		$ 249,644
	2.80	8/04/2008	421	418,937

Curzon Funding Ltd.	2.97	6/09/2008	716	715,587

DANSKE Corp.	2.43	6/19/2008	1,873	1,870,851

DNB NOR Bank ASA	3.02	10/20/2008	750	741,192

Ebbets Funding LLC	2.72	6/02/2008	2,284	2,284,000

Erasmus Capital Corp.	2.69	8/01/2008	2,000	1,991,033

JPMorgan Chase & Co.	2.86	7/07/2008	500	498,610

KBC Financial Products	3.00	6/06/2008	1,500	1,499,500
International, Inc.	2.72	10/14/2008	600	593,925

Liberty Street Funding, LLC	2.61	6/09/2008	1,021	1,020,482

Lloyd’s TSB Bank Plc	2.90	6/03/2008	600	599,952

Long Lane Master Trust IV	2.58	8/20/2008	1,392	1,384,119

Mazarin Funding Corp.	2.373	6/25/2008	385	385,000

Old Line Funding, LLC	2.93	6/20/2008	500	499,267
	2.75	7/11/2008	708	705,891

Picaros Funding LLC	2.87	6/12/2008	2,134	2,132,299
	2.97	7/24/2008	500	497,855

Regency Markets No.1 LLC	2.82	7/15/2008	500	498,316

Royal Bank of Scotland Group Plc	4.79	6/04/2008	650	649,827

SanPaolo IMI U.S. Financial Co.	2.64	6/27/2008	1,624	1,621,023

Solitaire Funding LLC	3.05	6/25/2008	300	299,415

Tempo Finance Corp.	2.67	8/27/2008	1,500	1,490,432

Tulip Funding Corp.	2.65	7/24/2008	895	891,574

UniCredito Italiano Bank	2.83	6/11/2008	1,680	1,678,811
(Ireland) Plc

Versailles Commercial
Paper, LLC	3.10	6/11/2008	500	499,612

Yorktown Capital, LLC	2.74	6/06/2008	1,000	999,696

Total Commercial Paper				36,212,514

Corporate Notes — 5.9%
Bank of Ireland (b)	2.489 (a)	9/19/2008	700	700,000

Bank of Montreal (b)	3.224 (a)	5/29/2009	550	550,000

Citigroup Funding	2.685 (a)	8/13/2008	250	250,000

Deutsche Bank Financial Inc.	2.809 (a)	1/21/2009	475	475,000

HSBC Bank USA, NA	3.218 (a)	5/15/2009	250	250,000

ING USA Global Funding	3.143 (a)	6/19/2009	155	155,000
Trust VI

Royal Bank of Scotland Group	2.756 (a)	9/26/2008	1,000	1,000,000
Plc (b)

Wachovia Bank, NA	2.91 (a)	5/01/2009	350	350,000

Total Corporate Notes				3,730,000

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

5

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

	Interest	Maturity	Par
Issue	Rate	Date	(000)	Value

U.S. Government Agency & Instrumentality Obligations — 7.2%
Fannie Mae Discount Notes	2.495% —
	2.51 (c)	8/20/2008	$ 519	$ 516,146
	2.49 (c)	9/08/2008	290	288,034
	2.49 (c)	9/10/2008	180	178,755

Federal Home Loan Bank	2.50 (c)	8/06/2008	460	457,924
Discount Notes

Federal Home Loan Bank	2.362 (a)	3/20/2009	345	345,257
Variable Rate Notes	2.475 (a)	8/13/2009	350	350,000
	2.434 (a)	8/14/2009	535	534,936

Freddie Mac Discount Notes	2.50 (c)	8/18/2008	250	248,663

Freddie Mac Variable	2.464 (a)	9/25/2009	1,010	1,009,609
Rate Notes	2.312 (a)	9/28/2009	610	609,800

Total U.S. Government Agency & Instrumentality
Obligations				4,539,124

Total Investments (Cost — $63,557,793*) — 100.1%				63,557,793
Liabilities in Excess of Other Assets — (0.1%)				(67,490)

Net Assets — 100.0%			$63,490,303

* Cost for federal income tax purposes.
(a) Variable rate security. Rate is as of report date.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) The interest rates shown reflect the discount rates at the time of purchase.

See Notes to Financial Statements.

6 BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

Statement of Assets and Liabilities

May 31, 2008

Assets

Investments at value — unaffiliated (identified cost — $63,557,793)	$ 63,557,793
Cash	256
Interest receivable	210,961
Capital shares sold receivable	80,671
Prepaid expenses	20,546

Total assets	63,870,227

Liabilities

Capital shares redeemed payable	179,246
Income dividends payable	103,527
Investment advisory fees payable	28,265
Distribution fees payable	13,860
Other affiliates payable	10,131
Officer’s and Trustees’ fees payable	3,405
Other accrued expenses payable	41,490

Total liabilities	379,924

Net Assets

Net assets	$ 63,490,303

Net Assets Consist of

Investor A Shares, $0.10 par value	$ 4,301,864
Investor B Shares, $0.10 par value	2,046,869
Paid-in capital in excess of par	57,138,595
Undistributed net investment income	2,975

Net assets	$ 63,490,303

Net Asset Value

Investor A — Based on net assets of $43,020,648 and 43,018,642 shares of beneficial interest outstanding	$ 1.00

Investor B — Based on net assets of $20,469,655 and 20,468,687 shares of beneficial interest outstanding	$ 1.00

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

7

Statement of Operations

Year Ended May 31, 2008

Investment Income

Interest		$ 2,968,822

Expenses

Investment advisory		315,621
Distribution — Investor B		172,214
Professional		51,936
Accounting services		45,829
Printing		39,363
Registration		33,552
Transfer agent fees — Investor A		29,432
Transfer agent fees — Investor B		27,564
Officer and Trustees		19,998
Custodian		17,162
Miscellaneous		18,149

Total expenses		770,820

Net investment income		2,198,002

Realized Gain

Net realized gain from investments		3,030

Net Increase in Net Assets Resulting from Operations		$ 2,201,032

Statements of Changes in Net Assets
	Year Ended
	May 31,

Increase (Decrease) in Net Assets:	2008	2007

Operations

Net investment income	$ 2,198,002	$ 2,641,301
Net realized gain	3,030	7
Net change in unrealized appreciation/depreciation	—	73,221

Net increase in net assets resulting from operations	2,201,032	2,714,529

Dividends and Distributions to Shareholders From

Net investment income:
Investor A	(1,509,995)	(1,594,297)
Investor B	(688,007)	(1,047,004)
Net realized gain:
Investor A	—	(34)
Investor B	—	(28)

Decrease in net assets resulting from dividends and distributions to shareholders	(2,198,002)	(2,641,363)

Beneficial Interest Transactions

Net increase (decrease) in net assets derived from beneficial interest transactions	2,903,853	(8,134,815)

Net Assets

Total increase (decrease) in net assets	2,906,883	(8,061,649)
Beginning of year	60,583,420	68,645,069

End of year	$ 63,490,303	$ 60,583,420

End of year undistributed net investment income	$ 2,975	$ 1,136

See Notes to Financial Statements.

8 BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

Financial Highlights

			Investor A					Investor B
		Year Ended May 31,					Year Ended May 31,
	2008	2007	2006	2005	2004	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.0382	0.0433	0.0312	0.0130	0.0050	0.0301	0.0355	0.0235	0.0060	0.0011
Net realized and unrealized gain (loss)	0.0001	0.0008	—[1]	(0.0006)	(0.0003)	—[1]	0.0014	—[1]	(0.0007)	(0.0002)

Net increase from investment operations	0.0383	0.0441	0.0312	0.0124	0.0047	0.0301	0.0369	0.0235	0.0053	0.0009

Dividends and distributions from:
Net investment income	(0.0382)	(0.0433)	(0.0312)	(0.0130)	(0.0050)	(0.0301)	(0.0355)	(0.0235)	(0.0060)	(0.0011)
Net realized gain	—	—[2]	—[2]	—[2]	(0.0001)	—	—[2]	—[2]	—[2]	(0.0001)

Total dividends and distributions	(0.0382)	(0.0433)	(0.0312)	(0.0130)	(0.0051)	(0.0301)	(0.0355)	(0.0235)	(0.0060)	(0.0012)

Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Total Investment Return	3.88%	4.42%	3.17%	1.30%	0.51%	3.05%	3.61%	2.38%	0.61%	0.12%

Ratios to Average Net Assets

Total expenses after waiver	0.93%	0.91%	0.88%	0.77%	0.67%	1.73%	1.69%	1.64%	1.45%	1.06%

Total expenses	0.93%	0.91%	0.88%	0.77%	0.75%	1.73%	1.69%	1.64%	1.54%	1.51%

Net investment income	3.73%	4.33%	3.07%	1.26%	0.51%	3.01%	3.54%	2.28%	0.53%	0.12%

Supplemental Data

Net assets, end of year (000)	$ 43,021	$ 36,506	$ 35,333	$ 47,370	$ 59,300	$ 20,470	$ 24,078	$ 33,312	$ 49,934	$ 84,630

[1]	Amount is less than $0.0001 per share.

[2]	Amount is less than $(0.0001) per share.

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

9

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Summit Cash Reserves Fund (the "Fund") of BlackRock
Financial Institutions Series Trust (the "Trust"), is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company, which com-
prises a series of separate portfolios offering separate classes of shares to select groups of purchasers. The Fund is currently the only operating series of the Trust. The Fund's financial statements are prepared in con-
formity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Both classes of shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Investor B Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of investments: Fund securities are valued under the amor-
tized cost method which approximates current market value in accor-
dance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders.
The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-
mined on the identified cost basis. Interest income (including amortiza-
tion of premium and discount) is recognized on the accrual basis.
Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: The Fund declares dividends daily and rein-
vests monthly such dividends (net of non-resident alien tax and backup withholding tax) in additional Fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

Income taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

Effective November 30, 2007, the Fund implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial state-
ments. The Fund files U.S. federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended May 31, 2005 through May 31, 2007. The statute of limita-
tions on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

10 BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

Notes to Financial Statements (continued)

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and admin-
istration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The
PNC Financial Services Group, Inc. (“PNC”) are principal owners of
BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities and equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of
0.50% of the average daily value of the Fund’s net assets.

For the year ended May 31, 2008, the Fund reimbursed the Advisor
$968 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

The Fund has also entered into separate Distribution Agreements and a Distribution Plan with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing distribution fee. The distribution fee is accrued daily and paid monthly at the annual rate of 0.75% based upon the average daily net assets attributable to Investor B Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Investor B Shares.

For the year ended May 31, 2008, affiliates received contingent deferred sales charges of $41,687 relating to transactions in Investor B Shares.
Furthermore, affiliates received contingent deferred sales charges of
$11,824 relating to transactions subject to front-end sales charge waivers in Investor A Shares. These amounts include payments to Hilliard
Lyons, which was considered an affiliate for a portion of the year.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, record keeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended May 31,
2008, the Fund paid $45,778 in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the year ended May 31, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Call Center Fees

Investor A	$340
Investor B	$280

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

11

Notes to Financial Statements (concluded)

3. Beneficial Interest Transactions:

There are an unlimited number of shares authorized for all classes. Transactions in shares of beneficial interest for each class were as follows:

	Year Ended		Year Ended
	May 31, 2008		May 31, 2007

	Shares	Amount	Shares	Amount

Investor A Shares

Shares sold and automatic conversion of shares	39,601,406	$ 39,601,406	31,030,396	$ 31,030,396
Shares issued to shareholders in reinvestment
of dividends and distributions	53,712	53,712	497,994	497,994

Total issued	39,655,118	39,655,118	31,528,390	31,528,390
Shares redeemed	(33,142,297)	(33,142,297)	(30,385,949)	(30,385,949)

Net increase	6,512,821	$ 6,512,821	1,142,441	$ 1,142,441

Investor B Shares

Shares sold	20,434,491	$ 20,434,491	18,368,035	$ 18,368,035
Shares issued to shareholders in reinvestment
of dividends and distributions	43,095	43,095	384,028	384,028

Total issued	20,477,586	20,477,586	18,752,063	18,752,063
Shares redeemed and automatic conversion of shares	(24,086,554)	(24,086,554)	(28,029,319)	(28,029,319)

Net decrease	(3,608,968)	$ (3,608,968)	(9,277,256)	$ (9,277,256)

4. Income Tax Information:

Reclassification: Accounting principles generally accepted in the United
States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.
Accordingly, during the current year, $1,839 has been reclassified between accumulated net realized gains and undistributed net investment income as a result of a permanent difference attributable to the reclassification of distributions. This reclassification has no effect on net assets or net asset values per share.

The tax character of distributions paid during the fiscal years ended May
31, 2008 and May 31, 2007 was as follows:

	5/31/2008	5/31/2007

Distributions paid from:
Ordinary income	$ 2,198,002	$ 2,640,849
Net long-term capital gains	—	514

Total taxable distributions	$ 2,198,002	$ 2,641,363

As of May 31, 2008, there were no significant differences between the book and tax components of net assets.

12 BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
BlackRock Financial Institutions Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Summit Cash
Reserves Fund of BlackRock Financial Institutions Series Trust (the
“Trust”), as of May 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial state-
ments and financial highlights are the responsibility of the Trust’s man-
agement. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Trust’s internal control over finan-

cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our pro-
cedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Summit Cash Reserves Fund of BlackRock Financial
Institutions Series Trust as of May 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Princeton, New Jersey July 25, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Summit Cash Reserves Fund for the fiscal year ended May 31, 2008:

Federal Obligation Interest*

Months Paid:	June 2007 — May 2008	1.85%

Interest-Related Dividends for Non-U.S. Residents

Months Paid:	June 2007 — December 2007	97.32%**
	January 2008 — May 2008	96.21%**

* The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

13

Officers and Trustees

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Fund	a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Trustees[1]

David O. Beim	Trustee	Since	Professor of Finance and Economics at the Columbia University	35 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.

Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	35 Funds	None
40 East 52nd Street	the Board of	2007	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	Trustees and
1940	Trustee

Dr. Matina Horner	Trustee	Since	Formerly Executive Vice President of Teachers Insurance and	35 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939

Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	35 Funds	None
40 East 52nd Street	the Board of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	Trustees and		Investment Committee of the Archdiocese of Philadelphia since
1941	Trustee		2003; Director, the Committee of Seventy (civic) since 2006.

Herbert I. London	Trustee and	Since	Professor Emeritus, New York University since 2005; John M. Olin	35 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2002	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University
since 2006; Director, InnoCentive, Inc. (strategic solutions company)
since 2005; Director of Cerego, LLC (software development and design)
since 2005.

Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard	35 Funds	Newell Rubbermaid,
40 East 52nd Street		2007	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952

Joseph P. Platt, Jr.	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	35 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Partner, Amarna Corporation, LLC	81 Portfolios	Re, Ltd (reinsurance
New York, NY 10022			(private investment company) since 2002; Director, WQED		company)
1947			Multimedia (PBS and Multimedia, a not-for-profit company)
since 2002; Director, Jones and Brown (Canadian insurance broker)
since 1998; General Partner, Thorn Partner, LP (private investment)
since 1998.

Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	35 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945

Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments) since	35 Funds	A Pharma, Inc.
40 East 52nd Street		2007	1999; Director of Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005 Formerly Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

14 BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

Officers and Trustees (continued)

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Fund	a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Trustees[1] (concluded)

Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	35 Funds	None
40 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Trustee		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member/Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
since 2007; President and Trustee, Pittsburgh Catholic Publishing
Associates since 2003; Formerly Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter	Trustee and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	35 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005. Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Indotronix International (IT services) since
2004; Director, Tippman Sports (recreation) since 2005.

[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Fund’s board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since
2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph . Platt since 1999;
Robert C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Trustees[3]

Richard S. Davis	Trustee	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	295 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Henry Gabbay	Trustee	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	294 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

3 Messrs. Davis and Gabbay are both “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

15

Officers and Trustees (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers[1]

Donald C. Burke	Fund	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	President	2007	Managers, L.P.	("MLIM") and Fund Asset Management, L.P. ("FAM") in 2006; First Vice President thereof from
New York, NY 10022	and Chief		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Executive
Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to
New York, NY 10022			1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and
1962			Acquisitions Group.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the
40 East 52nd Street	Compliance	2007	BlackRock-advised Funds since 2007; Managing Director and Senior Counsel BlackRock, Inc. since 2005;
New York, NY 10022	Officer of		Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
1959	the Fund		Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and	General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

[1] Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund’s Officers and Trustees is available in the Fund’s/Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 637-7762.

Custodian		Transfer Agent	Accounting Agent	Independent Registered Public	Legal Counsel
The Bank of New York Mellon		PNC Global Investment	State Street Bank and	Accounting Firm	Sidley Austin LLP
New York, NY 10286		Servicing (U.S.) Inc.	Trust Company	Deloitte & Touche LLP	New York, NY 10019
		Wilmington, DE 19809	Princeton, NJ 08540	Princeton, NJ 08540

16 BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including proce-
dures relating to the proper storage and disposal of
such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at http://www.blackrock.com/edelivery 2) Select “eDelivery” under the “More Information” section 3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available

(1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange

Commission’s (the “SEC”) website at http://www.sec.gov.

BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

17

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

18 BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK SUMMIT CASH RESERVES FUND

MAY 31, 2008

19

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the
Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past perform-
ance results shown in this report should not be considered a repre-
sentation of future performance. Total return information assumes reinvestment of all distributions. Current performance may be high-
er or lower than the performance data quoted. For current month-
end performance information, call (800) 882-0052. The Fund’s current seven-day yields more closely reflect the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BlackRock Summit Cash Reserves Fund

Of BlackRock Financial Institutions Series Trust

100 Bellevue Parkway

Wilmington, DE 19809

#SUMMIT-5/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Joe Grills (term ended, effective November 1, 2007)
Robert S. Salomon, Jr. (term ended, effective November 1, 2007)
Kenneth L. Urish (term began, effective November 1, 2007)

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock Summit
Cash Reserves Fund
of BlackRock	$24,300	$26,500	$0	$0	$6,100	$6,100	$749	$743
Financial Institutions
Series Trust

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock Summit Cash
Reserves Fund of BlackRock	$294,349	$2,986,160
Financial Institutions Series
Trust

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: July 18, 2008